Transactions and Balances with Related Parties - Schedule of Compensation Paid or Payable to Key Management for Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Paid or Payable to Key Management for Services [Abstract]
Salaries and other short term employee benefits	$ 799	$ 784	$ 737
Post-employment benefits	105	87	57
Total	$ 904	$ 871	$ 794